Investments	12 Months Ended
Mar. 31, 2023
Investments [Abstract]
INVESTMENTS

NOTE 10 – INVESTMENTS

On December 25, 2020, the Company and an individual investor established Palpito Co., Ltd. (“Palpito”), a stock company incorporated in Japan pursuant to the laws of Japan with a registered capital of ¥61.0 million ($577,792). The Company owns 40% of Palpito and the registered capital was fully injected on December 31, 2020. Palpito is a retailer of art toys and focuses on selling artworks made by Japanese artists to both Japan and overseas markets. The investment is accounted for using the equity method because the Company has significant influence, but no control of Palpito. The Company recorded an income of $14,554, a loss of $145,828, and a loss of $29,242 for the fiscal years ended March 31, 2023, 2022, and 2021, respectively, from the investments, which is included in “Income (loss) from equity method investment” in the consolidated statements of operations and comprehensive income (loss).

The Company’s investment in unconsolidated entity consists of the following:

	March 31, 2023	March 31, 2022

Palpito	$169,148	$168,509
Total investment	$169,148	$168,509

Summarized financial information of unconsolidated entity is as follows:

	March 31, 2023	March 31, 2022

Current assets	$1,724,166	$659,862
Noncurrent assets	457,148	540,393
Current liabilities	1,252,473	75,957
Noncurrent liabilities	505,971	703,025

	For the Fiscal Years Ended March 31,
	2023	2022	2021

Net sales	$1,993,678	$2,404,172	$148,252
Gross profit	641,860	328,249	7,315
Income (loss) from operations	12,953	(355,711)	(72,682)
Net income (loss)	36,384	(364,569)	(73,106)